Mortgage Banking Activities	12 Months Ended
Dec. 31, 2024
Mortgage Banking Activities [Abstract]
Mortgage Banking Activities

Note 6: Mortgage Banking Activities
Mortgage banking activities consist of residential and commercial mortgage originations, sales and servicing.
We apply the fair value method to residential mortgage servicing rights (MSRs) and apply the amortization method to commercial MSRs. Table 6.1 presents MSRs, including the changes in MSRs measured using the fair value method and the amortization method.

Table 6.1: Mortgage Servicing Rights

	Year ended December 31,
(in millions)	2024	2023	2022
Residential MSRs at fair value, beginning of period	$7,468	9,310	6,920
Originations/purchases	94	161	1,003
Sales and other (1)	(312)	(902)	(614)
Net additions (reductions)	(218)	(741)	389
Changes in fair value:
Due to valuation inputs or assumptions:
Market interest rates (2)	538	228	3,417
Servicing and foreclosure costs	(45)	(14)	(17)
Discount rates	(73)	(149)	42
Prepayment estimates and other (3)	72	21	(188)
Net changes in valuation inputs or assumptions	492	86	3,254
Changes due to collection/realization of expected cash flows (4)	(898)	(1,187)	(1,253)
Total changes in fair value	(406)	(1,101)	2,001
Residential MSRs at fair value, end of period	6,844	7,468	9,310
Commercial MSRs at amortized cost, end of period (5)	935	1,040	1,170
Total MSRs	$7,779	8,508	10,480
(1)For the year ended December 31, 2022, residential MSRs decreased $611 million due to the sale of interest-only strips related to excess servicing cash flows from agency residential mortgage-backed securitizations.
(2)Includes prepayment rate changes due to changes in market interest rates. Residential MSRs are economically hedged with derivative instruments to reduce exposure to changes in market interest rates.
(3)Represents other changes in valuation model inputs or assumptions, including prepayment rate estimation changes that are independent of mortgage interest rate changes.
(4)Represents the reduction in the residential MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.
(5)The estimated fair value of commercial MSRs was $1.5 billion, $1.6 billion, and $2.1 billion at December 31, 2024 and 2023, and 2022, respectively. In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect commercial MSRs at amortized cost to be reduced.
Table 6.2 provides key weighted-average assumptions used in the valuation of residential MSRs and sensitivity of the current fair value of residential MSRs to immediate adverse changes in those assumptions. See Note 15 (Fair Value Measurements) for additional information on key assumptions for residential MSRs.

Table 6.2: Assumptions and Sensitivity of Residential MSRs

($ in millions, except cost to service amounts)	Dec 31, 2024	Dec 31, 2023
Fair value of interests held	$6,844	7,468
Expected weighted-average life (in years)	6.4	6.3

Key assumptions:
Prepayment rate assumption (1)	8.1%	8.9
Impact on fair value from 10% adverse change	$(191)	(224)
Impact on fair value from 25% adverse change	(461)	(538)

Discount rate assumption	10.1%	9.4
Impact on fair value from 100 basis point increase	$(270)	(294)
Impact on fair value from 200 basis point increase	(519)	(565)

Cost to service assumption ($ per loan)	103	105
Impact on fair value from 10% adverse change	(134)	(148)
Impact on fair value from 25% adverse change	(334)	(369)
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
The sensitivities in the preceding table are hypothetical and caution should be exercised when relying on this data. Changes in value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in value may not be linear. Also, the effect of a variation in a particular assumption on the value of the other interests held is calculated independently without changing any other assumptions. In reality, changes in one factor may result in changes in others, which might magnify or counteract the sensitivities.
We present information for our managed servicing portfolio in Table 6.3 using unpaid principal balance for loans serviced and subserviced for others and carrying value for owned loans serviced.
As the servicer of loans for others, we advance certain payments of principal, interest, taxes, insurance, and default-
related expenses. The credit risk related to these advances is limited since the reimbursement is generally senior to cash payments to investors and are generally reimbursed within a short timeframe from cash flows from the trust, government-sponsored enterprise (GSEs), insurer, or borrower. We maintain an allowance for uncollectible amounts for advances on loans serviced for others that may not be reimbursed if the payments were not made in accordance with applicable servicing agreements or if the insurance or servicing agreements contain limitations on reimbursements. We also advance payments of taxes and insurance for our owned loans which are collectible from the borrower. Servicing advances on owned loans are written-off when deemed uncollectible.
Table 6.3: Managed Servicing Portfolio

	Dec 31, 2024		Dec 31, 2023
($ in billions, unless otherwise noted)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Serviced and subserviced for others (1)	$488	531	560	548
Owned loans serviced	252	117	262	128
Total managed servicing portfolio	740	648	822	676
Total serviced for others, excluding subserviced for others	487	522	560	539
MSRs as a percentage of loans serviced for others	1.41%	0.18	1.33	0.19
Weighted average note rate (mortgage loans serviced for others)	3.76	5.05	3.76	5.27
Servicer advances, net of an allowance for uncollectible amounts ($ in millions) (1)	$977	1,173	1,103	1,031
(1)In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect commercial mortgage loans serviced for others and commercial mortgage servicer advances to be reduced.
Table 6.4 presents the components of mortgage banking noninterest income.
Table 6.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2024	2023	2022
Contractually specified servicing fees, late charges and ancillary fees		$1,862	2,124	2,475
Unreimbursed servicing costs (1)		(121)	(115)	(189)
Amortization for commercial MSRs (2)		(231)	(238)	(247)
Changes due to collection/realization of expected cash flows (3)	(A)	(898)	(1,187)	(1,253)
Net servicing fees		612	584	786
Changes in fair value of MSRs due to valuation inputs or assumptions (4)	(B)	492	86	3,254
Net derivative losses from economic hedges (5)		(522)	(234)	(3,507)
Market-related valuation changes to residential MSRs, net of hedge results		(30)	(148)	(253)
Total net servicing income		582	436	533
Net gains on mortgage loan originations/sales (6)		465	393	850
Total mortgage banking noninterest income		$1,047	829	1,383
Total changes in residential MSRs carried at fair value	(A)+(B)	$(406)	(1,101)	2,001
(1)Includes costs associated with foreclosures, unreimbursed interest advances to investors, other interest costs, and transaction costs associated with sales of residential MSRs.
(2)Estimated future amortization expense for commercial MSRs was $220 million, $178 million, $141 million, $121 million, and $89 million for the years ended December 31, 2025, 2026, 2027, 2028, and 2029, respectively.
(3)Represents the reduction in the cash flows expected to be collected during the period, net of income accreted due to the passage of time, for residential MSRs measured using the fair value method.
(4)Refer to the analysis of changes in residential MSRs presented in Table 6.1 in this Note for more detail.
(5)See Note 14 (Derivatives) for additional information on economic hedges for residential MSRs.
(6)Includes net gains of $81 million, $95 million, and $2.5 billion for the years ended December 31, 2024, 2023, and 2022, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.